INCOME TAXES (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Loss on ordinary activities before tax	$ (104)	$ (605)
Statutory U.S. income tax rate	21.00%	21.00%
Income tax (expense) benefit at statutory income tax rate	$ 21	$ 127
Share-based compensation expense recognized for financial statement purposes	(28)	(142)
Other losses (unrecognized)	(2)
Utilization of losses not previously benefitted	7	12
Income tax (expense)	$ (2)	$ (3)